Share Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award	Restricted share units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2024	555,230	$14.18
Granted	598,051	15.58
Vested	(96,249)	14.33
Forfeited	(66,201)	14.87
Outstanding at December 31, 2025	990,831	$14.96
Performance share units without market conditions

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2024	472,211	$13.53
Granted	161,475	15.36
Vested	(20,571)	12.93
Forfeited	(43,665)	14.49
Outstanding at December 31, 2025	569,450	$14.00
Performance share units with market conditions

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2024	188,096	$14.22
Granted	216,636	14.93
Vested	—	—
Forfeited	(35,432)	14.08
Outstanding at December 31, 2025	369,300	$14.17